NET INCOME PER UNIT	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
NET INCOME PER UNIT
NET INCOME PER UNIT

Earnings in excess of distributions are allocated to the limited partners based on their respective ownership interests. Payments made to PBFX’s unitholders are determined in relation to actual distributions declared and are not based on the net income (loss) allocations used in the calculation of net income (loss) per unit.

Diluted net income per unit includes the effects of potentially dilutive units of PBFX’s common units that consist of unvested phantom units. Diluted net income per unit excludes the effects of 324,729, 403,375 and 254,000 phantom units because they were anti-dilutive for the years ended December 31, 2016, 2015 and 2014, respectively. Basic and diluted net income per unit applicable to subordinated limited partners are the same because there are no potentially dilutive subordinated units outstanding.

In addition to the common and subordinated units, PBFX has also identified the incentive distribution rights as participating securities and uses the two-class method when calculating the net income per unit applicable to limited partners that is based on the weighted-average number of common units outstanding during the period. In 2016, the Partnership issued 2,875,000 common units in April 2016 in connection with the April 2016 Offering and 4,000,000 units in August 2016 and 375,000, upon exercise of the underwriter’s purchase option, units in September 2016 in connection with the August 2016 Offering. In 2015, the Partnership issued 1,288,420 common units to PBF LLC in conjunction with the Delaware City Products Pipeline and Truck Rack Acquisition. During 2014, the Partnership issued 1,210,471 common units in conjunction with the Acquisitions from PBF.

When calculating basic earnings per unit under the two-class method for a master limited partnership, net income for the current reporting period is reduced by the amount of available cash that has been or will be distributed to the limited partners and IDR holders for that reporting period. Net loss attributable to the PNGPC Acquisition prior to the effective date was allocated entirely to PBF GP as if only PBF GP had rights to that net loss, therefore there is no retrospective adjustment to net income per unit for the periods presented. The following table shows the calculation of earnings less distributions:

	Year Ended December 31, 2016
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	IDRs - PBF LLC	Total
Net income attributable to PBF Logistics LP unitholders:
Distributions declared	$37,755	$4,477	$27,642	$4,031	$73,905
Earnings less distributions	2,085	693	4,277	—	7,055
Net income attributable to PBF Logistics LP unitholders	$39,840	$5,170	$31,919	$4,031	$80,960

Weighted-average units outstanding - basic	19,715,174	2,572,944	15,886,553
Weighted-average units outstanding - diluted	19,765,840	2,572,944	15,886,553

Net income per limited partner unit - basic	$2.01	$2.01	$2.01
Net income per limited partner unit - diluted	$2.01	$2.01	$2.01

	Year Ended December 31, 2015
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	IDRs - PBF LLC	Total
Net income (loss) attributable to PBF Logistics LP unitholders
Distributions declared	$24,843	$3,911	$24,148	$1,118	$54,020
Earnings less distributions	9,763	674	10,509	(1,361)	19,585
Net income (loss) attributable to PBF Logistics LP unitholders	$34,606	$4,585	$34,657	$(243)	$73,605

Weighted-average units outstanding - basic	15,856,217	2,099,935	15,886,553
Weighted-average units outstanding - diluted	15,856,217	2,099,935	15,886,553

Net income per limited partner unit - basic	$2.18	$2.18	$2.18
Net income per limited partner unit - diluted	$2.18	$2.18	$2.18

	Year Ended December 31, 2014
	Limited Partner Common Units – Public	Limited Partner Common Units – PBF LLC	Limited Partner Subordinated Units – PBF LLC	IDRs - PBF LLC	Total
Net income (loss) attributable to PBF Logistics LP unitholders
Distributions declared	$12,706	$635	$12,551	$—	$25,892
Earnings less distributions	2,034	(220)	2,258	(15,226)	(11,154)
Net income (loss) attributable to PBF Logistics LP unitholders	$14,740	$415	$14,809	$(15,226)	$14,738

Weighted-average units outstanding - basic	15,812,500	355,302	15,886,553
Weighted-average units outstanding - diluted	15,814,525	355,302	15,886,553

Net income per limited partner unit - basic	$0.93	$1.17	$0.93
Net income per limited partner unit - diluted	$0.93	$1.17	$0.93